As filed with the Securities and Exchange Commission on February 5, 2010

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21332

HELIOS HIGH INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: March 31, 2010

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HELIOS HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 4.4%
Industrials - 1.4%
Allied Waste North America Inc. [2] (Cost $491,717)	6.88%	06/01/17	$500	$530,625

Telecommunications - 3.0%
Qwest Corp. [2] (Cost $923,001)	6.88	09/15/33	1,225	1,078,000
Total INVESTMENT GRADE CORPORATE BONDS (Cost $1,414,718)				1,608,625
HIGH YIELD CORPORATE BONDS - 122.4%
Basic Industry - 20.0%
AK Steel Corp. [2]	7.75	06/15/12	900	909,000
Arch Western Finance LLC [2]	6.75	07/01/13	750	744,375
Buckeye Technologies Inc.	8.50	10/01/13	413	421,776
Cascades Inc. [3,4]	7.75	12/15/17	125	126,250
Domtar Corp. [2]	10.75	06/01/17	450	528,750
Edgen Murray Corp. [3,4]	12.25	01/15/15	175	171,937
Freeport McMoRan Copper & Gold [2]	8.38	04/01/17	750	821,250
Georgia-Pacific LLC.	7.25	06/01/28	220	204,600
Georgia-Pacific LLC. [2]	7.38	12/01/25	255	243,525
Steel Dynamics Inc. [2]	6.75	04/01/15	500	495,625
Trimas Corp. [3,4]	9.75	12/15/17	260	255,125
US Steel Corp. [2]	7.00	02/01/18	1,000	979,494
Verso Paper Holdings LLC / Verso Paper Inc.	9.13	08/01/14	250	238,750
Verso Paper Holdings LLC / Verso Paper Inc. [3,4]	11.50	07/01/14	475	522,500
Westlake Chemical Corp. [2]	6.63	01/15/16	625	597,656

Total Basic Industry (Cost $6,510,774)				7,260,613

Capital Goods - 10.9%
Alliant Techsystems Inc. [2]	6.75	04/01/16	750	742,500
CNH America LLC. [2]	7.25	01/15/16	250	246,875
Crown Americas LLC [2]	7.75	11/15/15	200	207,000
L-3 Communications Corp. [2]	6.13	01/15/14	500	503,125
Mueller Water Products Inc.	7.38	06/01/17	675	624,375
Owens-Illinois Inc.	7.80	05/15/18	425	428,188
Terex Corp. [2]	7.38	01/15/14	675	682,594
Terex Corp.	8.00	11/15/17	250	240,625
Texas Industries Inc.	7.25	07/15/13	315	309,488

Total Capital Goods (Cost $3,833,539)				3,984,770

Consumer Cyclical - 29.1%
ACE Hardware Corp. [2,3,4]	9.13	06/01/16	500	529,375
American Axle & Manufacturing Inc.	7.88	03/01/17	550	464,750
Collective Brands Inc.	8.25	08/01/13	222	225,330
Couche-Tard U.S. LP	7.50	12/15/13	625	635,937
FireKeepers Development Authority [3,4]	13.88	05/01/15	500	567,500
Ford Motor Credit Co.	7.00	10/01/13	500	499,247
GameStop Corp. [2]	8.00	10/01/12	225	233,156
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. [3,4]	11.25	06/01/17	450	470,812
KAR Holdings Inc.	10.00	05/01/15	400	428,000
Levi Strauss & Co.	9.75	01/15/15	650	682,500
Limited Brands Inc. [3,4]	8.50	06/15/19	250	271,875

McJunkin Red Man Corp. [3,4]	9.50	12/15/16	260	254,150
MGM Mirage Inc.	8.38	02/01/11	525	497,437
Mohegan Tribal Gaming Authority	7.13	08/15/14	550	374,688
Motors Liquidation Co. [1]	7.13	07/15/13	250	66,250
MTR Gaming Group Inc. [3,4]	12.63	07/15/14	475	457,188
Phillips-Van Heusen Corp. [2]	7.25	02/15/11	500	501,250
Pokagon Gaming Authority [3,4]	10.38	06/15/14	500	520,000
Rite Aid Corp.	8.63	03/01/15	725	630,750
Seneca Gaming Corp.	7.25	05/01/12	500	487,500
Tenneco Inc.	8.63	11/15/14	500	504,375
The Neiman Marcus Group Inc. [7]	9.00	10/15/15	710	693,780
TRW Automotive Inc. [3,4]	7.25	03/15/17	625	606,250

Total Consumer Cyclical (Cost $9,514,074)				10,602,100

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Consumer Non-Cyclical - 11.3%
ACCO Brands Corp. [3,4]	10.63%	03/15/15	$250	$275,000
B&G Foods Inc.	12.00	10/30/16	5	15,640
Bumble Bee Foods LLC [3,4]	7.75	12/15/15	270	270,675
Constellation Brands Inc. [2]	7.25	05/15/17	750	760,312
Deluxe Corp.	7.38	06/01/15	500	481,875
Jarden Corp.	7.50	05/01/17	750	748,125
RSC Equipment Rental Inc.	9.50	12/01/14	475	475,594
RSC Equipment Rental Inc./RSC Holdings III LLC [3,4]	10.25	11/15/19	250	250,938
Stater Brothers Holdings	8.13	06/15/12	300	303,000
SUPERVALU Inc.	7.50	05/15/12	500	515,000

Total Consumer Non-Cyclical (Cost $3,939,587)				4,096,159

Energy - 14.6%
Chesapeake Energy Corp. [2]	6.88	01/15/16	750	750,000
El Paso Corp. [2]	6.88	06/15/14	500	499,630
Frontier Oil Corp. [2]	6.63	10/01/11	750	754,687
Hercules Offshore Inc. [3,4]	10.50	10/15/17	475	501,125
Newfield Exploration Co. [2]	6.63	09/01/14	500	505,000
Pioneer Natural Resource Co [2]	6.65	03/15/17	350	345,193
Quicksilver Resources Inc.	11.75	01/01/16	350	397,250
Range Resources Corp. [2]	7.50	05/15/16	500	513,750
SESI LLC	6.88	06/01/14	450	443,250
Southwestern Energy Co. [2]	7.50	02/01/18	250	265,000
Whiting Petroleum Corp. [2]	7.25	05/01/13	350	352,625

Total Energy (Cost $4,985,553)				5,327,510

Finance & Investment - 1.4%
Easton-Bell Sports Inc. [3,4] (Cost $487,384)	9.75	12/01/16	475	492,219

Industrials - 1.3%
Solo Cup Co. [3,4] (Cost $452,205)	10.50	11/01/13	450	479,250

Media - 4.9%
Charter Communications Operating LLC [3,4,6]	10.38	04/30/14	1,000	1,027,500
Mediacom Broadband LLC	8.50	10/15/15	750	757,500

Total Media (Cost $1,645,382)				1,785,000

Services Cyclical - 7.3%
AMC Entertainment Inc.	8.75	06/01/19	800	816,000
ARAMARK Corp.	8.50	02/01/15	750	772,500
Iron Mountain Inc. [2]	8.75	07/15/18	525	544,687
United Rentals North America Inc.	9.25	12/15/19	500	516,250

Total Services Cyclical (Cost $2,558,959)				2,649,437

Services Non-Cyclical - 3.5%
HCA Inc. [2]	9.25	11/15/16	525	563,719
Service Corp. International [2]	6.75	04/01/16	750	725,625

Total Services Non-Cyclical (Cost $1,206,811)				1,289,344

Technology & Electronics - 4.6%
First Data Corp.	9.88	09/24/15	475	442,937
Flextronics International Limited [2]	6.25	11/15/14	407	400,895
Sungard Data Systems Inc.	10.25	08/15/15	775	825,375

Total Technology & Electronics (Cost $1,533,965)				1,669,207

Telecommunications - 13.5%
American Tower Corp. [2]	7.00	10/15/17	600	664,500
Cincinnati Bell Inc.	8.38	01/15/14	300	305,250
CSC Holdings Inc. [2,3,4]	8.50	04/15/14	750	798,750
Frontier Communications Corp.	7.13	03/15/19	950	897,750
Global Crossing Limited [3,4]	12.00	09/15/15	475	521,313
Lamar Media Corp.	6.63	08/15/15	350	339,500
PAETEC Holding Corp.	9.50	07/15/15	475	457,188

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

December 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Windstream Corp. [2]	7.00%	03/15/19	$1,000	$935,000

Total Telecommunications (Cost $4,672,901)				4,919,251
Total HIGH YIELD CORPORATE BONDS (Cost $41,341,134)				44,554,860
			Shares	Value
COMMON STOCKS - 4.6%
Consumer Products - 0.8%
B&G Foods Inc.			5,045	46,313
The Coca-Cola Co.			4,475	255,075

Total Consumer Products (Cost $242,095)				301,388

Energy - 0.8%
Southern Union Co. (Cost $181,038)			12,785	290,220

Industrials - 0.9%
General Electric Co.			7,500	113,475
United States Steel Corp.			4,000	220,480

Total Industrials (Cost $274,239)				333,955

Telecommunications - 2.1%
AT&T Inc.			7,000	196,210
Frontier Communications Corp.			13,900	108,559
Qwest Communications International Inc.			25,000	105,250
Verizon Communications Inc.			6,700	221,971
Windstream Corp.			10,000	109,900

Total Telecommunications (Cost $792,844)				741,890
Total COMMON STOCKS (Cost $1,490,216)				1,667,453
Total Investments - 131.4% (Cost $44,246,068)				47,830,938
Liabilities in Excess of Other Assets - (31.4)%				(11,436,829)
NET ASSETS - 100.0%				$36,394,109

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

December 31, 2009

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Issuer is currently in default on its regularly scheduled interest payment.

2	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreement.

3	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$ 12,300,725	25.28%
Helios High Income Fund, Inc.	9,369,732	25.75
Helios Multi-Sector High Income Fund, Inc.	9,254,346	22.96
Helios Strategic Income Fund, Inc.	8,467,553	24.44

4	—	Private Placement.

5	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of December 31, 2009, the total values of all such securities were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$ 305,306	0.63%
Helios Multi-Sector High Income Fund, Inc.	143,673	0.36
Helios Strategic Income Fund, Inc.	269,388	0.78

6	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

7	—	Payment-in-Kind Bond - Issuer has the option at each interest payment date of making interest payments in cash or in additional debt securities.

8	—	Restricted Illiquid Security – Security is not actively traded and would be difficult to sell in a current sale thus causing it to be not readily convertible into cash. The details of the acquisition of this security is as follows:

Fund	Acquisition Date	Cost	% of Net Assets
Helios Advantage Income Fund, Inc.	05/02/07	$ 1,518,367	0.63%
Helios Multi-Sector High Income Fund, Inc.	05/02/07	713,011	0.36
Helios Strategic Income Fund, Inc.	05/02/07	1,339,715	0.78

9	—	Company announced a three month postponement of the interest payment due November 25, 2009 until February 25, 2010. The company also announced as compensation for the postponed interest payment a postponement fee which will be converted into new SeaMetric shares.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information of securities valuations (including, but not limited to, broker-dealers, Bloomberg or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1	–	quoted prices in active markets for identical investments
• Level 2	–	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total

Description:

Quoted Prices (Level 1)	$-	$-	$-	$2,464,506	$-	$2,464,506
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	-	2,713,097	42,897,914	-	188,287	45,799,298
Significant Unobservable Inputs (Level 3)	-	-	17,201,787	-	-	17,201,787

Total	$-	$2,713,097	$60,099,701	$2,464,506	$188,287	$65,465,591

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

Helios High Income Fund, Inc.

Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Description:
Quoted Prices (Level 1)	$-	$-	$-	$1,667,453	$1,667,453
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	-	1,608,625	31,496,690	-	33,105,315
Significant Unobservable Inputs (Level 3)	-	-	13,058,170	-	13,058,170
Total	$-	$1,608,625	$44,554,860	$1,667,453	$47,830,938

Helios Multi-Sector High Income Fund, Inc.
Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total

Description:

Quoted Prices (Level 1)	$-	$-	$-	$2,054,938	$-	$2,054,938
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	-	2,247,386	35,586,705	-	288,418	38,122,509
Significant Unobservable Inputs (Level 3)	-	-	13,371,221	-	-	13,371,221

Total	$-	$2,247,386	$48,957,926	$2,054,938	$288,418	$53,548,668
Helios Strategic Income Fund, Inc.
Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total

Description:

Quoted Prices (Level 1)	$-	$-	$-	$2,497,830	$-	$2,497,830
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	-	11,634,451	21,073,734	-	175,735	32,883,920
Significant Unobservable Inputs (Level 3)	-	-	9,917,383	-	-	9,917,383

Total	$-	$11,634,451	$30,991,117	$2,497,830	$175,735	$45,299,133

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,533,000	$50,462	$12,162,356	$164,002	$13,909,820
Accrued Discounts/ (Premiums)	477	-	152,340	-	152,817
Realized Gain/ (Loss)	(11,071,713)	(1,610,899)	(937,063)	(3,045,727)	(16,665,402)
Change in Unrealized Appreciation/ (Depreciation)	10,909,636	1,569,129	3,116,784	2,958,849	18,554,398

Net Purchases (Sales)	(1,371,400)	(8,692)	8,635,556	(77,124)	7,178,340
Net transfers in and/or out of Level 3	-	-	(5,928,186)	-	(5,928,186)

Balance as of March 31, 2009	$-	$-	$17,201,787	$-	$17,201,787

Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$1,756,911	$-	$1,756,911

Helios High Income Fund, Inc.
Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,126,000	$168,612	$8,914,945	$125,412	$10,334,969
Accrued Discounts/ (Premiums)	288	-	110,012	-	110,300
Realized Gain/ (Loss)	(6,779,754)	(2,445,454)	(850,065)	(1,971,012)	(12,046,285)
Change in Unrealized Appreciation/ (Depreciation)	6,670,441	2,340,908	2,942,433	1,903,066	13,856,848
Net Purchases (Sales)	(1,016,975)	(64,066)	6,991,448	(57,466)	5,852,941
Net transfers in and/or out of Level 3	-	-	(5,050,603)	-	(5,050,603)

Balance as of December 31, 2009	$-	$-	$13,058,170	$-	$13,058,170

Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$1,699,183	$-	$1,699,183

Helios Multi-Sector High Income Fund, Inc.
Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,223,000	$100,924	$9,031,696	$173,649	$10,529,269
Accrued Discounts/ (Premiums)	432	-	118,435	-	118,867
Realized Gain/ (Loss)	(11,851,140)	(1,454,324)	(965,064)	(3,601,777)	(17,872,305)
Change in Unrealized Appreciation/ (Depreciation)	11,695,458	1,370,275	2,842,773	3,511,658	19,420,164
Net Purchases (Sales)	(1,067,750)	(16,875)	7,679,922	(83,530)	6,511,767
Net transfers in and/or out of Level 3	-	-	(5,336,541)	-	(5,336,541)

Balance as of December 31, 2009	$-	$-	$13,371,221	$-	$13,371,221

Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$1,236,862	$-	$1,236,862

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

Helios Strategic Income Fund, Inc.

Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,480,621	$50,462	$8,212,166	$139,883	$9,883,132
Accrued Discounts/ (Premiums)	288	-	126,868	-	127,156
Realized Gain/ (Loss)	(9,914,195)	(1,686,704)	(920,278)	(2,314,940)	(14,836,117)
Change in Unrealized Appreciation/ (Depreciation)	9,587,286	1,644,955	2,461,385	2,239,501	15,933,127
Net Purchases (Sales)	(1,154,000)	(8,713)	3,844,738	(64,444)	2,617,581
Net transfers in and/or out of Level 3	-	-	(3,807,496)	-	(3,807,496)

Balance as of December 31, 2009	$-	$-	$9,917,383	$-	$9,917,383

Change in unrealized gains or losses relating to assets still held at reporting date	$-	$-	$1,206,370	$-	$1,206,370

Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At December 31, 2009, the Funds had the following reverse repurchase agreements outstanding:

Helios Advantage Income Fund, Inc.

Face Value	Description	Maturity Amount
$1,960,698	JPMorgan Chase, 1.10%, dated 11/19/09, maturity date 01/12/10	$1,963,873
5,741,414	JPMorgan Chase, 1.30%, dated 11/19/09, maturity date 01/12/10	5,752,403
863,500	JPMorgan Chase, 1.10%, dated 11/23/09, maturity date 01/13/10	864,846
1,066,625	JPMorgan Chase, 1.30%, dated 11/23/09, maturity date 01/13/10	1,068,590
1,936,350	JPMorgan Chase, 1.10%, dated 11/24/09, maturity date 01/14/10	1,939,367
6,706,523	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	6,718,874

$18,275,110	Maturity Amount, Including Interest Payable	$18,307,953

	Market Value of Assets Sold Under Agreements	$25,546,204

	Weighted Average Interest Rate	1.25%

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

Helios High Income Fund, Inc.
Face Value	Description	Maturity Amount
$337,000	JPMorgan Chase, 1.10%, dated 11/19/09, maturity date 01/12/10	$337,546
2,238,880	JPMorgan Chase, 1.30%, dated 11/19/09, maturity date 01/12/10	2,243,166
1,388,750	JPMorgan Chase, 1.10%, dated 11/23/09, maturity date 01/13/10	1,390,914
1,792,000	JPMorgan Chase, 1.30%, dated 11/23/09, maturity date 01/13/10	1,795,301
763,000	JPMorgan Chase, 1.10%, dated 11/24/09, maturity date 01/14/10	764,189
5,422,044	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	5,432,030
463,487	JPMorgan Chase, 1.30%, dated 12/18/09, maturity date 01/12/10	463,906

$12,405,161	Maturity Amount, Including Interest Payable	$12,427,052

	Market Value of Assets Sold Under Agreements	$17,503,113

	Weighted Average Interest Rate	1.26%

Helios Multi-Sector High Income Fund, Inc.

Face Value	Description	Maturity Amount
$720,500	JPMorgan Chase, 1.10%, dated 11/19/09, maturity date 01/12/10	$721,667
3,316,504	JPMorgan Chase, 1.30%, dated 11/19/09, maturity date 01/12/10	3,322,851
863,500	JPMorgan Chase, 1.10%, dated 11/23/09, maturity date 01/13/10	864,846
1,757,875	JPMorgan Chase, 1.30%, dated 11/23/09, maturity date 01/13/10	1,761,113
1,373,000	JPMorgan Chase, 1.10%, dated 11/24/09, maturity date 01/14/10	1,375,139
5,689,535	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	5,700,014
680,750	JPMorgan Chase, 1.30%, dated 12/18/09, maturity date 01/12/10	681,365

$14,401,664	Maturity Amount, Including Interest Payable	$14,426,995

	Market Value of Assets Sold Under Agreements	$20,311,107

	Weighted Average Interest Rate	1.26%

Helios Strategic Income Fund, Inc.

Face Value	Description	Maturity Amount
$2,089,242	JPMorgan Chase, 1.10%, dated 11/19/09, maturity date 01/12/10	$2,092,626
1,036,000	JPMorgan Chase, 1.30%, dated 11/19/09, maturity date 01/12/10	1,037,983
4,699,260	JPMorgan Chase, 1.10%, dated 11/23/09, maturity date 01/13/10	4,706,586
430,000	JPMorgan Chase, 1.10%, dated 11/24/09, maturity date 01/14/10	430,670
2,072,438	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	2,076,254
808,000	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	808,741
455,000	JPMorgan Chase, 1.30%, dated 11/24/09, maturity date 01/14/10	455,411

$11,589,940	Maturity Amount, Including Interest Payable	$11,608,271

	Market Value of Assets Sold Under Agreements	$15,121,376

	Weighted Average Interest Rate	1.16%

The average daily balances of reverse repurchase agreements outstanding during the nine month period ended December 31, 2009, was approximately $14,153,951, $9,943,652, $11,330,083 and $9,664,512 weighted average interest rate of 1.78%, 1.81%, 1.81% and 1.73% Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

December 31, 2009

The maximum amount of reverse repurchase agreements outstanding at any time during the nine month period was $18,299,901, $12,595,692, $14,435,527 and $11,650,560, which was 27.33%, 26.26%, 26.54% and 25.26% of total assets for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments at December 31, 2009 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$61,657,919	$5,193,924	$(1,386,252)	$3,807,672
Helios High Income Fund, Inc.	44,246,068	3,790,690	(205,820)	3,584,870
Helios Multi-Sector High Income Fund, Inc.	49,878,301	4,417,844	(747,477)	3,670,367
Helios Strategic Income Fund, Inc.	43,146,852	3,411,869	(1,259,588)	2,152,281

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios High Income Fund, Inc.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date:  February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date:  February 5, 2010

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date:  February 5, 2010